Financial Instruments and Derivatives - Financial Derivatives (Details) - Dec. 31, 2019 $ in Millions, $ in Millions	CAD ($) $ / bbl bbl / d	USD ($) $ / bbl bbl / d
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	14,249	14,249
Forward contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	0.00	0.00
WTI Crude Oil Derivative Contracts – Canadian Dollar 2018 January - June
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / bbl	75.52	75.52
WTI Crude Oil Derivative Contracts – Canadian Dollar 2018 January - June | Forward contract
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / bbl	0.00	0.00
WTI Crude Oil Derivative Contracts – Canadian Dollar 2018 January - June | Sold Call Price
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	39,730	39,730
Average swap price | $ / bbl	82.67	82.67
WTI Crude Oil Derivative Contracts – Canadian Dollar 2018 January - June | Sold Call Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Nominal amount of hedging instrument | bbl / d	5,000	5,000
Average swap price | $ / bbl	78.87	78.87
WTI Crude Oil Derivative Contracts – Canadian Dollar 2018 January - June | Bought Put Price
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / bbl	76.48	76.48
WTI Crude Oil Derivative Contracts – Canadian Dollar 2018 January - June | Bought Put Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / bbl	73.50	73.50
WTI Crude Oil Derivative Contracts – Canadian Dollar 2018 January - June | Sold Put Price
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / bbl	62.72	62.72
WTI Crude Oil Derivative Contracts – Canadian Dollar 2018 January - June | Sold Put Price | Forward contract
Disclosure of detailed information about financial instruments [line items]
Average swap price | $ / bbl	63.50	63.50
Interest Rate Derivative Contracts Swap January 2018 - August 2020, One
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 50.0
Fixed annual rate	116.00%	116.00%
Interest Rate Derivative Contracts Swap January 2018 - August 2020, Two
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 50.0
Fixed annual rate	116.00%	116.00%
Interest Rate Derivative Contracts Swap January 2018 - August 2020, Three
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 100.0
Fixed annual rate	115.00%	115.00%
Interest Rate Derivative Contracts Swap January 2018 - September 2020, One
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 50.0
Fixed annual rate	114.00%	114.00%
Interest Rate Derivative Contracts Swap January 2018 - September 2020, Two
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 50.0
Fixed annual rate	111.00%	111.00%
Cross Currency Derivative Contract Swap January 2018, One | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 555.0
Fixed annual rate	349.50%	349.50%
Cross Currency Derivative Contract Swap January 2018, One | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 737.4
Fixed annual rate	330.728%	330.728%
Foreign Exchange Forward Derivative Contract Swap January 2019 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 15.0
Foreign Exchange Forward Derivative Contract Swap January 2019 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 19.7
Foreign Exchange Forward Derivative Contract Swap May 2022 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		30.0
Foreign Exchange Forward Derivative Contract Swap May 2022 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 32.2
Cross Currency Derivative Contract Swap January 2019 - March 2020 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 155.0
Fixed annual rate	603.00%	603.00%
Cross Currency Derivative Contract Swap January 2019 - March 2020 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 158.3
Fixed annual rate	645.00%	645.00%
Cross Currency Derivative Contract Swap January 2019 - April 2021 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 82.0
Fixed annual rate	513.00%	513.00%
Cross Currency Derivative Contract Swap January 2019 - April 2021 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 79.0
Fixed annual rate	583.00%	583.00%
Cross Currency Derivative Contract Swap January 2019 - June 2021 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 52.5
Fixed annual rate	329.00%	329.00%
Cross Currency Derivative Contract Swap January 2019 - June 2021 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 56.3
Fixed annual rate	359.00%	359.00%
Cross Currency Derivative Contract Swap January 2019 - May 2022 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 170.0
Fixed annual rate	400.00%	400.00%
Cross Currency Derivative Contract Swap January 2019 - May 2022 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 166.9
Fixed annual rate	503.00%	503.00%
Cross Currency Derivative Contract Swap January 2019 - April 2023 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 61.5
Fixed annual rate	412.00%	412.00%
Cross Currency Derivative Contract Swap January 2019 - April 2023 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 80.3
Fixed annual rate	370.65%	370.65%
Cross Currency Derivative Contract Swap January 2019 - June 2023 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 270.0
Fixed annual rate	378.00%	378.00%
Cross Currency Derivative Contract Swap January 2019 - June 2023 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 274.7
Fixed annual rate	432.00%	432.00%
Cross Currency Derivative Contract Swap January 2019 - June 2024 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 257.5
Fixed annual rate	375.00%	375.00%
Cross Currency Derivative Contract Swap January 2019 - June 2024 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 276.4
Fixed annual rate	402.50%	402.50%
Cross Currency Derivative Contract Swap January 2019 - April 2025 (1) | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 82.0
Fixed annual rate	430.00%	430.00%
Cross Currency Derivative Contract Swap January 2019 - April 2025 (1) | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 107.0
Fixed annual rate	397.50%	397.50%
Cross Currency Derivative Contract Swap January 2019 - April 2025 (2) | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 230.0
Fixed annual rate	408.00%	408.00%
Cross Currency Derivative Contract Swap January 2019 - April 2025 (2) | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 291.1
Fixed annual rate	412.80%	412.80%
Cross Currency Derivative Contract Swap January 2019 - April 2027 | Receive
Disclosure of detailed information about financial instruments [line items]
Notional amount		$ 20.0
Fixed annual rate	418.00%	418.00%
Cross Currency Derivative Contract Swap January 2019 - April 2027 | Pay
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 25.3
Fixed annual rate	425.30%	425.30%